UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09123

AMIDEX FUNDS, INC.
(Exact name of registrant as specified in charter)

2621 Van Buren Avenue	Norristown, PA	19403
(Address of principal executive offices)		(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 610-666-1330

Date of fiscal year end: 05/31/2006

Date of reporting period: 11/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

The following is a copy of the semi-annual report to shareholders for the period ended November 30, 2005 pursuant to rule 30e-1 under the Investment Company Act of 1940.

SEMI-ANNUAL REPORT

November 30, 2005

AMIDEX

AMIDEX Funds, Inc.
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

President's Letter & Management's Discussion of Fund Performance

November 30, 2005

Dear AMIDEXTM Funds, Inc. Shareholder,

Enclosed please find the Semi-Annual Report for the AMIDEXTM Funds, Inc. for the six months ended November 30, 2005.

The AMIDEXTM Funds enjoyed continuing improved performance during the past six months. The AMIDEX35TM Israel Mutual Fund continues to enjoy the Tel Aviv Stock Exchange’s steady rise powered by the privatization of the banking sector, growing confidence in the high-tech sector and political optimism following the pullout from Gaza. For the six month period ended November 30, 2005, the AMIDEX35TM Israel Mutual Fund No-Load Class, Class A and Class C returned 5.49%, 5.51% and 5.06%, respectively. For the same period, the S&P500 Total Return Index rose 5.88%. Since inception on June 8, 1999, the AMIDEX35TM Israel Mutual Fund No-Load Class had an annualized return of 1.86%. For the same period the S&P500 Total Return Index rose 0.73%. Since inception on November 19, 1999, the AMIDEX35TM Israel Mutual Fund Class A had an annualized return of -1.53%. Since inception on May 19, 2000, the AMIDEX35TM Israel Mutual Fund Class C had an annualized return of -7.32%.

Portfolio Summary - The AMIDEX35™ Index tracks the largest Israeli companies traded either in Tel Aviv or New York, providing for the first time an accurate benchmark for Israel's equity universe. The AMIDEX35TM Israel Mutual Fund’s industry holdings as of November 30, 2005 were as follows:

Israeli traded
Banking & Insurance	18.38%
Diversified Holdings	10.21%
Chemicals	7.56%
Telecommunications	3.95%
Oil Companies	1.61%
Food	1.09%

U.S. traded
Pharmaceuticals	22.42%
Computer Software	18.91%
Telecommunications	9.57%
Digital Imaging	2.81%
Defense Equipment	0.75%
Medical Products	0.75%
Electronic Equipment	0.70%

Portfolio holdings are subject to change. Percentages are based on net assets of the Fund at November 30, 2005.

Our AMIDEXTM Cancer Innovations and Healthcare Mutual Fund rose 6.45% for the six month period ended November 30, 2005 as interest in and hope for better cancer diagnostic and treatment options continues. While valuations on healthcare stocks are reasonable, the upside appears limited by negative public perception of the industry. Several recent, well-publicized drug marketing withdrawals and possible Congressional action to ease imports from Canada illustrate the climate. For the same period, the Russell 2000 Healthcare Index rose 10.68%. Since inception on November 1, 2001, the AMIDEXTM Cancer Innovations & Healthcare Mutual Fund had an annualized return of 3.26% as the Russell 2000 Healthcare Index rose 5.63% during the same period.

Portfolio Summary - The AMIDEXTM Cancer Innovations & Healthcare Index includes leading pharmaceutical, biotech and medical equipment companies focused on cancer detection and treatment. AMIDEXTM Cancer Innovations and Healthcare Mutual Fund’s industry holdings as of November 30, 2005 were as follows:

Biotechnology	40.70%
Pharmaceuticals	37.37%
Healthcare Products	9.04%

Portfolio holdings are subject to change. Percentages are based on total net assets of the Fund at November 30, 2005.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Our primary investment strategies and objectives remain unchanged. Our Funds are based on indices, and there has been no change in the underlying indices or portfolios, other than routine maintenance as outlined in the prospectuses.

We continue to believe in the merits of investing in our AMIDEX35TM Israel Mutual Fund and our AMIDEXTM Cancer Innovations & Healthcare Fund, and we remain committed to the index methodology as the best method of holding portfolios of stocks in our specialty niches. We encourage our investors to remain focused on the long-term prospects for the Funds, and to persevere through the uncertainties that still lie ahead.

Let's hope that the future brings comfort to those who are suffering, calm to regions too long plagued by violence, and security, both physical and economic, to all Americans.

Best regards,

Cliff Goldstein
President, AMIDEXTM Funds, Inc.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

Past performance does not guarantee future results. An investor's return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Please call 215.830.8712 or visit the fund’s website http://www.amidex.com/fund.htm for current performance data. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest. The returns stated above do not take into consideration transaction charges such as sales loads or redemptions fees. If these fees were taken into consideration the returns would be lower.

The AMIDEX35™ Index is a market capitalization weighted index, consisting of the thirty-five highest capitalized Israeli companies publicly traded on the TASE, NASDAQ, or NYSE. The AMIDEX35™ Index is not an investment product available for purchase.

The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest direct in any index.

The AMIDEXTM Cancer Innovations & Healthcare Index is an enhanced market capitalization weighted index, consisting of the 45 highest capitalized pharmaceutical, bio-tech and medical equipment companies publicly traded on U.S. exchanges. The AMIDEXTM Cancer Innovations & Healthcare Index is not an investment product available for purchase.

The Russell 2000 Health Care Index is a capitalization-weighted index of companies involved in medical services or health care. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest direct in any index.

Information About Your Funds’ Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12-B1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (05/31/05) and held for the entire period of 05/31/05 through 11/30/05. Please note however that this table is unaudited. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Actual Expenses
The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 05/31/05). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes (Unaudited)

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2005

Actual Fund Return (in parentheses)	Beginning Account Value 05/31/05	Ending Account Value 11/30/05	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class (5.49%)	$1,000.00	$1,054.90	$17.41
Amidex35TM Israel Mutual Fund Class A (5.51%)	1,000.00	1,055.10	17.41
Amidex35TM Israel Mutual Fund Class C (5.06%)	1,000.00	1,050.60	21.23
AmidexTM Cancer Innovations & Healthcare Fund Class A (6.45%)	1,000.00	1,064.50	20.39

Hypothetical 5% Fund Return	Beginning Account Value 05/31/05	Ending Account Value 11/30/05	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class	$1,000.00	$1,008.12	$17.02
Amidex35TM Israel Mutual Fund Class A	1,000.00	1,008.12	17.02
Amidex35TM Israel Mutual Fund Class C	1,000.00	1,004.36	20.75
AmidexTM Cancer Innovations & Healthcare Fund Class A	1,000.00	1,005.31	19.81

*Expenses are equal to the Funds’ annualized expense ratios of 3.38%, 3.38% and 4.13% for the Amidex35TM Israel Mutual Fund No-Load Class, Class A and Class C shares, respectively; and 3.94% for the AmidexTM Cancer Innovations & Healthcare Fund Class A shares, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 888-876-3566. Please read it carefully before you invest or send money.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2005

	Shares	Value

ISRAEL - 42.80%

COMMON STOCK - 42.80%

Banking & Insurance - 18.38%
Bank Hapoalim BM	187,228	$814,402
Bank Leumi Le-Israel BM	185,116	672,600
Clal Insurance Enterprise Holdings Ltd.	8,756	174,902
Israel Discount Bank Ltd. Class A *	147,810	243,576
Migdal Insurance Holdings	178,216	234,892
Mizrahi Tefahot Bank Ltd. *	38,915	211,673
		2,352,045

Chemicals - 7.56%
Israel Chemicals Ltd.	174,335	643,151
Makhteshim-Agan Industries Ltd.	59,487	325,103
		968,254

Diversified Holdings - 10.21%
Africa Israel Investments Ltd.	6,851	223,062
Clal Industries & Investments	26,851	130,388
Discount Investment Corp.	7,860	168,182
IDB Development Corp. Ltd.	8,629	239,864
IDB Holding Corp. Ltd.	6,490	143,378
Israel Corp. Ltd.	1,188	401,580
		1,306,454

Food - 1.09%
Osem Investment Ltd.	16,670	139,980

Oil Companies - 1.61%
Delek Group Ltd.	1,564	206,373

Telecommunications - 3.95%
Bezeq Israeli Telecommunications Corp. Ltd. *	387,390	506,101

Total Common Stock (Cost $4,427,609)		5,479,207

Total Israel (Cost $4,427,609)		5,479,207

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2005

	Shares	Value

UNITED STATES - 57.59%

COMMON STOCK - 55.91%

Computer Software - 18.91%
Amdocs Ltd. *	30,403	$803,551
Check Point Software Technologies Ltd. *	36,995	787,624
DSP Group, Inc. *	4,705	122,330
Mercury Interactive Corp. *	13,086	363,791
M-Systems Flash Disk Pioneers Ltd. *	5,000	155,750
Verint Systems, Inc. *	5,000	188,150
		2,421,196

Defense Equipment - 0.75%
Elbit Systems Ltd.	4,198	95,588

Digital Imaging - 2.81%
Electronics for Imaging, Inc. *	8,428	235,394
Orbotech Ltd. *	5,382	124,809
		360,203

Electronic Equipment - 0.70%
Zoran Corp. *	5,300	89,676

Medical Products - 0.75%
Given Imaging Ltd. *	4,010	96,039

Pharmaceuticals - 22.42%
Perrigo Co.	1,204	17,458
Taro Pharmaceutical Industries Ltd. *	6,000	79,740
Teva Pharmaceutical Industries Ltd. ADR	67,816	2,772,318
		2,869,516

Telecommunications - 9.57%
Alvarion, Ltd. *	7,000	62,370
Comverse Technology, Inc. *	28,977	759,487
ECI Telecom Ltd. *	16,000	137,760
Partner Communications ADR *	33,100	264,800
		1,224,417

Total Common Stock (Cost $9,468,170)		7,156,635

SHORT-TERM INVESTMENTS - 1.68%
First American Treasury Obligations Fund, 3.24% ** (Cost $214,526)	214,526	214,526

Total United States (Cost $9,682,696)		7,371,161

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2005

Value

TOTAL INVESTMENTS (COST $14,110,305) - 100.39%	$12,850,368
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.39)%	(49,437)
NET ASSETS - 100%	$12,800,931

*	Non-income producing security.
**	Rate shown represents the rate at November 30, 2005, is subject to change and resets daily.
ADR -	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2005

	Shares	Value

COMMON STOCK - 87.11%

Biotechnology - 40.70%
Amgen, Inc. *	325	$26,302
Biogen Idec, Inc. *	775	33,178
Chiron Corp. *	900	39,870
Enzon Pharmaceuticals, Inc. *	100	679
Genentech, Inc. *	3,700	353,794
Genzyme Corp. *	846	62,892
Human Genome Sciences, Inc. *	600	5,550
Immunomedics, Inc. *	100	203
Millennium Pharmaceuticals, Inc. *	900	9,459
Myriad Genetics, Inc. *	100	1,921
Protein Design Labs, Inc. *	500	13,925
		547,773

Healthcare Products - 9.04%
Beckman Coulter, Inc.	200	11,138
Cytyc Corp. *	400	11,004
Johnson & Johnson	1,200	74,100
Varian Medical Systems, Inc. *	500	25,410
		121,652

Pharmaceuticals - 37.37%
Abbott Laboratories	600	22,626
Abgenix, Inc. *	400	5,484
AstraZeneca Plc. ADR	800	36,840
Bristol-Myers Squibb Co.	800	17,272
Celgene Corp. *	700	42,644
Cell Therapeutics, Inc. *	100	210
Elan Corp. Plc. ADR *	100	1,035
Eli Lilly & Co.	400	20,200
Gilead Sciences, Inc. *	1,700	86,173
GlaxoSmithKline Plc. ADR	1,200	59,484
ImClone Systems, Inc. *	300	9,723
Medarex, Inc. *	200	2,092
Medimmune, Inc. *	800	28,728
Merck & Co., Inc.	900	26,460
Novartis AG ADR	1,000	52,400
Pfizer, Inc.	2,300	48,760

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2005

	Shares	Value
QLT, Inc. *	300	$1,953
Schering-Plough Corp.	600	11,592
Valeant Pharmaceuticals International	200	3,296
Vertex Pharmaceuticals, Inc. *	200	5,100
Wyeth	500	20,780
		502,852

TOTAL COMMON STOCK (Cost $963,738)		1,172,277

SHORT-TERM INVESTMENTS - 9.66%
First American Government Obligations Fund, 3.60% **	65,000	65,000
First American Treasury Obligations Fund, 3.24% **	65,000	65,000
TOTAL SHORT-TERM INVESTMENTS (Cost $130,000)		130,000

TOTAL INVESTMENTS (COST $1,093,738) - 96.77%		$1,302,277
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.23%		43,427
NET ASSETS - 100%		$1,345,704

*	Non-income producing security.
**	Rate shown represents the rate at November 30, 2005, is subject to change and resets daily.
ADR -	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES - November 30, 2005 (Unaudited)

AMIDEX35TM
Israel Mutual Fund
Assets:
Investments, at market (cost: $14,110,305)	$12,850,368
Receivables:
Dividends	5,663
Interest	385
Fund shares sold	8,245
Prepaid expenses	19,672
Total assets	12,884,333

Liabilities:
Payables:
Fund shares redeemed	25,630
Investment advisory and administrative fees	9,363
Fund accounting/transfer agency fees	10,133
Distribution fees	15,321
Other liabilities and accrued expenses	22,955
Total liabilities	83,402
Net Assets	$12,800,931

Net Assets consist of:
Common stock	$125
Additional paid-in capital	21,065,329
Accumulated net investment loss	(142,029)
Accumulated realized loss on investments	(6,862,579)
Net unrealized depreciation on investments	(1,259,915)

Total Net Assets (1,254,076 shares outstanding; 500,000,000 shares of $0.0001 par value authorized for both the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer
Innovations & Healthcare Fund)	$12,800,931

No-load class shares:
Net Assets applicable to 878,226 shares outstanding	$9,779,864
Net Asset Value, and offering price per share	$11.14

Redemption price per share No-load class *	$10.92

Class A shares:
Net Assets applicable to 275,908 shares outstanding	$2,377,628
Net Asset Value and redemption price per share	$8.62

Offering price per share Class A **	$9.12

Class C shares:
Net Assets applicable to 99,942 shares outstanding	$643,439
Net Asset Value and offering price per share	$6.44

Redemption price per share Class C ***	$6.38

*	A redemption fee of 2.00% is imposed on redemptions occurring within 365 days of purchase.
**	A maximum sales charge of 5.50% is imposed on Class A shares.
***	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within thirteen months following such investments.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES - November 30, 2005 (Unaudited)

AMIDEXTM
Cancer Innovations
& Healthcare Fund
Assets:
Investments, at market (cost: $1,093,738)	$1,302,277
Cash	60,328
Receivables:
Dividends	1,894
Interest	348
Fund shares sold	15
Prepaid expenses	6,770
Total assets	1,371,632

Liabilities:
Payables:
Fund shares redeemed	21,298
Investment advisory and administrative fees	1,010
Fund accounting/transfer agency fees	1,017
Distribution fees	1,159
Other liabilities and accrued expenses	1,444
Total liabilities	25,928
Net Assets	$1,345,704

Net Assets consist of:
Common stock	$12
Additional paid-in capital	1,157,034
Accumulated net investment loss	(18,263)
Accumulated realized loss on investments	(1,618)
Net unrealized appreciation on investments	208,539

Total Net Assets (119,779 shares outstanding; 500,000,000 shares of $0.0001 par value authorized for both the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer
Innovations & Healthcare Fund)	$1,345,704

Class A shares:
Net Assets applicable to 119,779 shares outstanding	$1,345,704
Net Asset Value and redemption price per share	$11.23

Offering price per share Class A *	$11.88

*	A maximum sales charge of 5.50% is imposed on Class A shares.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

STATEMENT OF OPERATIONS

AMIDEX35TM Israel Mutual Fund
For the six month period ended
November 30, 2005
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of: $17,098)	$65,547
Interest	3,967
Total investment income	69,514

Expenses:
Investment advisory fees	49,495
Distribution fees - No-load Class	11,826
Distribution fees - Class A	2,836
Distribution fees - Class C	3,218
Accounting and transfer agent fees	60,054
Custody fees	12,907
Registration fees	12,442
Audit fees	11,375
Miscellaneous	11,272
Insurance fees	8,371
Legal fees	7,735
Out of pocket expenses	6,988
Administrative fees	6,187
Printing fees	5,005
Trustee fees	1,832
Total expenses	211,543

Net investment loss	(142,029)

Realized and unrealized gain on investments:
Net realized gain on investments	48,453
Net change in unrealized depreciation on investments	752,029
800,482

Net increase in net assets resulting from operations	$658,453

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

STATEMENT OF OPERATIONS

AMIDEXTM Cancer Innovations
& Healthcare Fund

For the six month period ended
November 30, 2005
(Unaudited)
Investment income:
Dividends	$4,990
Interest	1,672
Total investment income	6,662

Expenses:
Investment advisory fees	5,053
Distribution fees - Class A	1,579
Accounting and transfer agent fees	6,126
Registration fees	2,839
Custody fees	2,594
Miscellaneous	1,938
Audit fees	1,160
Out of pocket expenses	886
Legal fees	789
Administrative fees	632
Insurance fees	631
Printing fees	511
Trustee fees	187
Total expenses	24,925

Net investment loss	(18,263)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	-
Net change in unrealized appreciation on investments	96,500
96,500

Net increase in net assets resulting from operations	$78,237

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

AMIDEX35TM Israel Mutual Fund

	Six Month Period Ended November 30, 2005	Year Ended May 31, 2005
Increase in Net Assets	(Unaudited)
Operations:
Net investment loss	$(142,029)	$(198,258)
Net realized gain (loss) on investments	48,453	(1,877,586)
Net change in unrealized depreciation on investments	752,029	3,580,087
Net increase in net assets resulting from operations	658,453	1,504,243

Decrease in net assets from Fund share transactions (Note 2)	(227,174)	(1,233,964)

Total increase in net assets	431,279	270,279

Net Assets:
Beginning of period	12,369,652	12,099,373
End of period (including accumulated net investment loss of ($142,029) undistributed net investment and undistributed net investment income of $0, respectively)	$12,800,931	$12,369,652

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

AMIDEXTM Cancer Innovations & Healthcare Fund

	Six Month Period Ended November 30, 2005	Year Ended May 31, 2005
Increase in Net Assets	(Unaudited)
Operations:
Net investment loss	$(18,263)	$(29,562)
Net realized loss on investments	-	(1,618)
Net change in unrealized appreciation on investments	96,500	58,963
Net increase in net assets resulting from operations	78,237	27,783

Distributions to Shareholders from:
Net realized gain	-	(12,857)

Increase (decrease) in net assets from Fund share transactions (Note 2)	203,858	(8,267)

Total increase in net assets	282,095	6,659

Net Assets:
Beginning of period	1,063,609	1,056,950
End of period (including accumulated net investment loss of ($18,263) and undistributed net investment income of $0, respectively)	$1,345,704	$1,063,609

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund
	No-Load Class

	Six Month Period Ended November 30, 2005		For the Year Ended May 31, 2005	For the Year Ended May 31, 2004	For the Year Ended May 31, 2003	For the Year Ended May 31, 2002	For the Year Ended May 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.56		$9.29	$7.76	$6.39	$12.41	$17.05

Investment Operations:
Net investment loss (a)	(0.12)		(0.15)	(0.19)	(0.18)	(0.14)	(0.22)
Net realized and unrealized gain (loss) on investments	0.70		1.42	1.72	1.55	(5.88)	(4.22)
Total from investment operations	0.58		1.27	1.53	1.37	(6.02)	(4.44)

Distributions:
From net realized capital gain	-		-	-	-	-	(0.20)
Total distributions	-		-	-	-	-	(0.20)

Paid in capital from redemption fees (b)	-		-

Net Asset Value, End of Period	$11.14		$10.56	$9.29	$7.76	$6.39	$12.41

Total Return (c)	5.49%	(d)	13.67%	19.72%	21.44%	(48.51)%	(26.37)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$9,780		$9,489	$8,454	$6,799	$5,360	$11,462
Ratio of expenses to average net assets:	3.38%	(e)	3.53%	3.47%	3.53%	2.20%	2.20%
Ratio of net investment loss to average net assets:	(2.25)%	(e)	(1.61)%	(2.21)%	(3.02)%	(1.61)%	(1.36)%
Portfolio turnover rate	0.00%		10.39%	14.62%	8.72%	27.70%	41.60%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Redemption fees resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	Aggregate total return, not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund
	Class A

	Six Month Period Ended November 30, 2005		For the Year Ended May 31, 2005	For the Year Ended May 31, 2004	For the Year Ended May 31, 2003	For the Year Ended May 31, 2002	For the Year Ended May 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$8.17		$7.20	$6.02	$4.95	$9.62	$13.33

Investment Operations:
Net investment loss (a)	(0.09)		(0.12)	(0.15)	(0.14)	(0.11)	(0.20)
Net realized and unrealized gain (loss) on investments	0.54		1.09	1.33	1.21	(4.56)	(3.31)
Total from investment operations	0.45		0.97	1.18	1.07	(4.67)	(3.51)

Distributions:
From net realized capital gain	-		-	-	-	-	(0.20)
Total distributions	-		-	-	-	-	(0.20)

Net Asset Value, End of Period	$8.62		$8.17	$7.20	$6.02	$4.95	$9.62

Total Return (b)	5.51%	(c)	13.47%	19.60%	21.62%	(48.54)%	(26.75)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$2,378		$2,236	$3,085	$2,142	$2,003	$3,930
Ratio of expenses to average net assets:	3.38%	(d)	3.50%	3.48%	3.47%	2.20%	2.20%
Ratio of net investment loss to average net assets:	(2.25)%	(d)	(1.61)%	(2.22)%	(2.98)%	(1.61)%	(1.60)%
Portfolio turnover rate	0.00%		10.39%	14.62%	8.72%	27.70%	41.60%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Aggregate total return, not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund
	Class C

	Six Month Period Ended November 30, 2005		For the Year Ended May 31, 2005	For the Year Ended May 31, 2004	For the Year Ended May 31, 2003	For the Year Ended May 31, 2002	For the Year Ended May 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$6.13		$5.44	$4.58	$3.80	$7.43	$10.42

Investment Operations:
Net investment loss (a)	(0.09)		(0.14)	(0.15)	(0.13)	(0.12)	(0.23)
Net realized and unrealized gain (loss) on investments	0.40		0.83	1.01	0.91	(3.51)	(2.56)
Total from investment operations	0.31		0.69	0.86	0.78	(3.63)	(2.79)

Distributions:
From net realized capital gain	-		-	-	-	-	(0.20)
Total distributions	-		-	-	-	-	(0.20)

Net Asset Value, End of Period	$6.44		$6.13	$5.44	$4.58	$3.80	$7.43

Total Return (b)	5.06%	(c)	12.68%	18.78%	20.53%	(48.86)%	(27.32)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$643		$645	$560	$489	$464	$1,305
Ratio of expenses to average net assets:	4.13%	(d)	4.29%	4.20%	4.22%	2.95%	2.95%
Ratio of net investment loss to average net assets:	(3.00)%	(d)	(2.51)%	(2.92)%	(3.73)%	(2.31)%	(2.39)%
Portfolio turnover rate	0.00%		10.39%	14.62%	8.72%	27.70%	41.60%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Aggregate total return, not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEXTM Cancer Innovations & Healthcare Fund
	Class A

	Six Month Period Ended November 30, 2005				For the Year Ended May 31, 2005	For the Year Ended May 31, 2004	For the Year Ended May 31, 2003	For the Year Ended May 31, 2002[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$10.55				$10.32	$8.50	$8.12	$10.00

Investment Operations:
Net investment loss (a)	(0.16)				(0.32)	(0.34)	(0.16)	(0.02)
Net realized and unrealized gain (loss) on investments	0.84				0.69	2.16	0.54	(1.86)
Total from investment operations	0.68				0.37	1.82	0.38	(1.88)

Distributions:
From net realized capital gain	-				(0.14)	-	-	-
Total distributions	-				(0.14)	-	-	-

Net Asset Value, End of Period	$11.23				$10.55	$10.32	$8.50	$8.12

Total Return (b)	6.45%	(c)	(c	)	3.75%	21.41%	4.68%	(18.80)%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,346				$1,064	$1,057	$946	$1,023
Ratio of expenses to average net assets:	3.94%	(d)			4.45%	4.56%	3.43%	1.24%	(d)
Ratio of net investment loss to average net assets:	(2.89)%	(d)			(3.33)%	(3.57)%	(2.22)%	(0.29)%	(d)
Portfolio turnover rate	0.00%				2.14%	0.00%	0.00%	0.00%

1	The AMIDEXTM Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.
(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Aggregate total return, not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2005 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMIDEXTM Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of two active portfolios, the AMIDEX35TM Israel Mutual Fund, and the AMIDEXTM Cancer Innovations & Healthcare Fund (each a “Fund” and collectively the “Funds”). The Funds are non-diversified Funds. The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds were registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35TM Israel Mutual Fund and only Class A shares being offered in the AMIDEXTM Cancer Innovations & Healthcare Fund. Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Funds’ investment objectives are long term growth of capital. The AMIDEX35TM Israel Mutual Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The AMIDEXTM Cancer Innovations & Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2001.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation—A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the fund values assets. Lacking any sales on the principal exchange that day, the security is valued at the mean between the last reported bid and ask prices, if available. Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales that day, such securities will be valued at the mean between the bid and ask quotation, if available. Other over-the-counter securities are valued at the last sale price, if published, or the mean between the last bid and ask quotation, if available. Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost. If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the fund's valuation policies is not reliable, the fund values the assets at fair value using procedures established by the Board. The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures. Calculation of net asset value may not take place at the same time as the determination of the prices of a portfolio used in such calculations. Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. If the event would materially affect the fund's net asset value, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor. At November 30, 2005, no securities were valued as determined by the Board of Directors.

b) Foreign Currency Translation—Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c) Federal Income Taxes—No provision for federal income taxes has been made since the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations and Healthcare Fund have complied to date with sub-chapter M of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute all of its net investment income and realized capital gains to its shareholders.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2005 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)  Distributions to Shareholders—Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital or net realized gains. For the year ended May 31, 2005, net investment loss in the amount of $198,258 was reclassified to paid in capital for the AMIDEX35TM Israel Mutual Fund. Net investment loss in the amount of $29,562 and $667 of distributions in excess of long term capital gains were reclassified to paid in capital for the AMIDEXTM Cancer Innovations & Healthcare Fund. These reclassifications have no affect on net assets.

e)  Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)  Other—Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the six month period ended November 30, 2005 were as follows:

	No-load
	Shares	Amount
Sold	41,477	$437,695
Redeemed	(61,727)	(652,494)
Net Decrease	(20,250)	$(214,799)

	Class A
	Shares	Amount
Sold	37,365	$312,377
Redeemed	(35,009)	(291,755)
Net Increase	2,356	$20,622

	Class C
	Shares	Amount
Sold	7,880	$48,558
Redeemed	(13,088)	(81,555)
Net Decrease	(5,208)	$(32,997)

Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the six month period ended November 30, 2005 were as follows:

	Class A
	Shares	Amount
Sold	43,043	$465,034
Redeemed	(24,094)	(261,176)
Net Increase	18,949	$203,858

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2005 (Unaudited)

2.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the year ended May 31, 2005 were as follows:

	No-load
	Shares	Amount
Sold	186,299	$1,853,639
Redeemed	(197,707)	(1,888,411)
Net Decrease	(11,408)	$(34,772)

	Class A
	Shares	Amount
Sold	206,935	$1,590,869
Redeemed	(361,900)	(2,813,255)
Net Decrease	(154,965)	$(1,222,386)

	Class C
	Shares	Amount
Sold	19,892	$119,837
Redeemed	(17,840)	(96,643)
Net Increase	2,052	$23,194

Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the year ended May 31, 2005 were as follows:

	Class A
	Shares	Amount
Sold	27,275	$269,502
Reinvested	762	7,357
Redeemed	(29,581)	(285,126)
Net Decrease	(1,544)	$(8,267)

3.	INVESTMENT TRANSACTIONS

For the six month period ended November 30, 2005, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
AMIDEX35TM Israel Mutual Fund	$-	$155,410
AMIDEXTM Cancer Innovations & Healthcare Fund	136,106	-

There were no government securities purchased or sold during the period.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Effective October 1, 2003, the Funds have entered into an Advisory Agreement with Index Investments, LLC (“II”) to provide investment management services to the Funds. II furnishes, at its own expense, office space to the Funds and all necessary office facilities, equipment and personnel for managing the assets of the Funds. II also pays all expenses of marketing shares of the Funds and related bookkeeping. Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Funds’ daily net assets. For the six month period ended November 30, 2005, the AMIDEX35TM Israel Mutual Fund incurred $49,495 of advisory fees, with $8,323 remaining payable at November 30, 2005. For the six month period ended November 30, 2005, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $5,053 of advisory fees, with $898 remaining payable at November 30, 2005.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2005 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Effective October 1, 2003, the Funds have entered into an Administrative Services Agreement (“ASA”) with II to provide administrative services to the Funds. Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Funds’ daily net assets. For the six month period ended November 30, 2005, the AMIDEX35TM Israel Mutual Fund incurred $6,187 of administrative fees, with $1,040 remaining payable at November 30, 2005. For the six month period ended November 30, 2005, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $632 of administrative fees, with $112 remaining payable at November 30, 2005.

One director of the Funds is also an Officer of II.

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”). Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, Matrix receives $11,000 per month which is allocated to the Funds based on the average daily net assets. For the six month period ended November 30, 2005, Matrix earned $66,180, with $11,150 remaining payable at November 30, 2005.

Certain Officers of the Funds are also employees of Matrix.

The Funds and II have entered into a Distribution Agreement with Matrix Capital Group, Inc. Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Funds. Matrix serves as underwriter/distributor of the Funds. Pursuant to the Distribution Agreement, Matrix receives $20,000 per year from the Funds allocated on average daily net assets. Matrix also receives commissions from the sale of Class A Fund shares for which they are the broker of record. The allocated distribution fees are reduced by the amount of commissions received and the remainder is paid from the accruals pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the six month period ended November 30, 2005, Matrix received net distribution fees of $6,725 and $117 from the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund, respectively. For the six month period ended November 30, 2005, Matrix received commissions from the sale of Fund shares of $409 and $2,749 from the AMIDEX35TM Israel Mutual Fund Class A and the AMIDEXTM Cancer Innovations & Healthcare Fund Class A, respectively.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of 0.25% annually of the Funds' average net assets attributable to each class of shares, respectively, and 1.00% annually of the Funds’ average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders. The distribution plans are compensation plans, which also allow the Funds to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders.

The distribution plans for the shares in the AMIDEX35TM Israel Mutual Fund Class A, the No-load class and Class C took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. The distribution plan for the Class A shares in the AMIDEXTM Cancer Innovations & Healthcare Fund took effect November 1, 2001. For the six month period ended November 30, 2005, the AMIDEX35TM Israel Mutual Fund incurred $17,880 in 12b-1 fees. For the six month period ended November 30, 2005, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $1,579 in 12b-1 fees.

5.	TAX MATTERS

The tax character of distributions paid for the year ended May 31, 2005 were as follows:

	2005
	Ordinary Income	Long-Term Capital Gains
AMIDEXTM Cancer Innovations & Healthcare Fund	$-	$12,857

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2005 (Unaudited)

5.	TAX MATTERS (continued)

There were no distributions during the six month period ended November 30, 2005 and the fiscal year 2005 for the AMIDEX35TM Israel Mutual Fund and no distributions during the six month period ended November 30, 2005 for the AMIDEXTM Cancer Innovations & Healthcare Fund.

As of May 31, 2005, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations & Healthcare Fund
Cost of investments for tax purposes	$17,834,129	$932,006
Unrealized Appreciation / (Depreciation):
Gross Appreciation	2,885,510	278,465
Gross Depreciation	(8,342,602)	(166,426)
Net Unrealized Appreciation / (Depreciation)	$(5,457,092)	$112,039

Undistributed Ordinary Income:	-	-
Capital Loss Carryforwards	(3,465,884)	(1,618)
Distributable Earnings, Net	$(8,922,976)	$110,421

The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses for the AMIDEX35TM Israel Mutual Fund.

As of May 31, 2005 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

	AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations & Healthcare Fund
Expiring in: 2010	$(1,795,267)	$-
Expiring in: 2011	$(100,824)	$-
Expiring in: 2012	$(1,246,393)	$-
Expiring in: 2013	$(323,400)	$(1,618)

6.	CONCENTRATION OF RISK

The AMIDEX35TM Israel Mutual Fund invests exclusively in common stock of Israeli companies. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

A large portion of investments held by AMIDEX35TM Israel Mutual Fund are considered investments in the technology sector of the market. All investments in common stock held by AMIDEXTM Cancer Innovations & Healthcare Fund are identified as belonging to the healthcare sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2005, FTC & Co. and Merrill Lynch Pierce, Fenner & Smith, Inc. held 49.43% and 25.48%, respectively, of AMIDEX35TM Israel Mutual Fund Class A shares in an omnibus account for the sole benefit of their customers. As of November 30, 2005, Merrill Lynch Pierce, Fenner & Smith, Inc. held 62.88% of

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2005 (Unaudited)

7.	BENEFICAL OWNERSHIP (continued)

AMIDEX35TM Israel Mutual Fund Class C shares in an omnibus account for the sole benefit of their customers. As of November 30, 2005, Merrill Lynch Pierce, Fenner & Smith, Inc. held 30.76% of AMIDEXTM Cancer Innovations & Healthcare Fund Class A shares in an omnibus account for the sole benefit of their customers.

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

On September 21, 2005, the Board of Directors of the Funds, including all of the Independent Directors, unanimously voted to approve the continuation of the investment advisory agreement with respect to the Funds for the one-year period ending September 21, 2006.

In considering approval of the agreement, the Directors reviewed a variety of materials relating to the Funds and the Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a "Peer Group"), performance information for a benchmark index for each Fund (each, a "Fund Benchmark") and other information regarding the nature, extent and quality of the services provided by the Adviser and its affiliated companies, including performance, fee and expense information regarding each Fund provided to the Directors on a quarterly basis throughout the year.

The Independent Directors began the process of reviewing information and considering approval of the agreement in May 2005. Prior to acting on the matter, the Independent Directors met separately as a group in private sessions to review and discuss the foregoing information and also met with management to discuss responses to questions raised during the process. In addition, the Independent Directors received materials discussing the legal standards applicable to their consideration of the agreement.

In considering the nature, extent and quality of the services provided by the Adviser, the Directors reviewed information relating to the Adviser's operations and personnel. Among other things, the Adviser provided biographical information on its professional staff and descriptions of its organizational and management structure. In the course of their deliberations the Directors evaluated, among other things, information relating to the investment philosophy, strategies and techniques used in managing the Fund, the qualifications and experience of the Adviser's investment personnel, the Adviser's compliance programs and the financial and non-financial resources available to provide services required under the advisory agreement.

In considering the reasonableness of the fee payable to the Adviser for managing the Fund, the Directors reviewed, among other things, financial statements of the Adviser and an analysis of the profitability to the Adviser and its affiliates of their relationship with the Fund over various time periods, which analysis identified all revenues and other benefits received by the Adviser and its affiliates from managing the Fund, the costs associated with providing such services and the resulting profitability to the Adviser and its affiliates from these relationships on a Fund-by-Fund basis and as a group of Funds (the "Fund Family"). The Directors considered the current and anticipated asset levels of each Fund and the willingness of the Adviser to waive fees and pay expenses of the Funds from time to time to limit the total expenses of the Funds. The Directors concluded that the profitability to the Adviser and its affiliates from their relationship with the Funds is not excessive and that the Adviser is not realizing material benefits from economies of scale that would warrant adjustments to the fees for each Fund at this time. The Directors concluded that, in light of the nature, extent and quality of the services provided by the Adviser and the levels of profitability associated with providing these services, the fees charged by the Adviser under the Advisory Agreement to each Fund are reasonable.

The Directors concluded that the overall performance of the Funds has been satisfactory. In determining that the fees charged by the Adviser are reasonable, the Directors noted that, although each Fund's management fees and total expenses are above the median for its Peer Group, such fees and expenses are within the range of fees and expenses of the Peer Group and consistent with reasonable expectations in light of the size of each Fund and the nature, quality and extent of the services provided by the Adviser. In this regard, the Directors noted that the Adviser has committed substantial resources to monitoring the valuation of portfolio securities and administering

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (continued)

the Funds’ short-term trading fees in an effort to prevent the Funds from experiencing dilution from purchases and redemptions of Fund shares.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the advisory agreement would be in the interests of each Fund and its shareholders. Accordingly, on August 30, 2005, the Directors, including all of the Independent Directors, voted to approve continuation of the advisory agreement with respect to the Funds.

Additional Information (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commissions website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-876-3566; and on the Commissions website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 888-876-3566; and on the Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENT

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were so significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.

By Clifford A. Goldstein, President	/s/ Clifford A. Goldstein
Date: February 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Clifford A. Goldstein, President	/s/ Clifford A. Goldstein
Date: February 7, 2006

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Chief Accounting Officer

Date: February 7, 2006